United States
                       Securities and Exchange Commission
                             Washington, DC 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09098

                         AMERICAN BEACON MASTER TRUST
              (Exact name of registrant as specified in charter)

                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         WILLIAM F. QUINN, PRESIDENT
                     4151 Amon Carter Boulevard, MD 2450
                           Fort Worth, Texas 76155
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.


AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
AUSTRALIA - 1.53%
COMMON STOCKS - 1.53%
 Alumina Limited ......................................          983,760     $      5,602
 BlueScope Steel Limited ..............................          609,000            3,616
 Commonwealth Bank of Australia .......................          216,840            7,341
 Macquarie Airports Management Limited ................        2,486,984            5,865
 Macquarie Infrastructure Group .......................        2,307,825            6,177
 Multiplex Group ......................................        1,416,495            3,512
 National Australia Bank ..............................          356,430            9,157
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            41,270
                                                                             ------------
TOTAL AUSTRALIA .......................................                            41,270
                                                                             ------------
BELGIUM - 0.07%
COMMON STOCKS - 0.07%
 Belgacom SA ..........................................           57,980            1,786
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             1,786
                                                                             ------------
TOTAL BELGIUM .........................................                             1,786
                                                                             ------------
CANADA - 1.63%
COMMON STOCKS - 1.63%
 Alcan, Incorporated * ................................          138,171            6,732
 BCE, Incorporated ....................................          318,360            7,689
 Celestica, Incorporated * ............................          757,200            7,485
 Husky Energy, Incorporated ss. .......................          141,880            8,906
 Manulife Financial Corporation .......................          219,028           13,345
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            44,157
                                                                             ------------
TOTAL CANADA ..........................................                            44,157
                                                                             ------------

CHINA - 0.76%
COMMON STOCKS - 0.76%
 PetroChina Company Ltd ...............................       20,910,000           20,512
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            20,512
                                                                             ------------
TOTAL CHINA ...........................................                            20,512
                                                                             ------------
DENMARK - 0.38%
COMMON STOCKS - 0.38%
 TDC A/S ..............................................          116,000            7,365
 Vestas Wind Systems * ................................          147,226            2,900
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            10,265
                                                                             ------------
TOTAL DENMARK .........................................                            10,265
                                                                             ------------
FINLAND - 1.49%
COMMON STOCKS - 1.49%
 KCI Konecranes Oyj ...................................          112,450            6,170
 M-real Oyj ...........................................          459,670            2,329
 Nokia Oyj * ..........................................          329,500            6,026
 Stora Enso Oyj, R Shares .............................          241,700            3,351
 Stora Enso Oyj, A Shares .............................           70,802              988
 Stora Enso Oyj .......................................          222,142            3,101
 UPM-Kymmene Oyj ......................................          904,500           18,476
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            40,441
                                                                             ------------
TOTAL FINLAND .........................................                            40,441
                                                                             ------------
FRANCE - 11.53%
COMMON STOCKS - 11.53%
 Accor S.A. * .........................................          109,880            6,587
 AXA * ................................................          951,681           32,265
 BNP Paribas S.A. * ...................................          444,278           39,626
 Carrefour S.A. * .....................................          398,277           18,807
 Compagnie Generale des Etablissements
   Michelin * ss. .....................................          103,230            6,165
 France Telecom S.A. ..................................        1,518,806           34,549
 Lafarge S.A. .........................................          103,000           10,839
 Lagardere S.C.A. * ...................................          122,500            9,765
 Publicis Groupe SA * .................................          117,712            4,438
 Sanofi-Synthelabo ....................................          555,517           50,931
 Schneider Electric S.A. ..............................           95,200            9,949
 Suez S.A. ............................................          596,573           22,067
 Total S.A. ...........................................          191,006           52,733
 Vinci S.A. ...........................................          140,982           13,114
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           311,835
                                                                             ------------
TOTAL FRANCE ..........................................                           311,835
                                                                             ------------
GERMANY - 5.79%
COMMON STOCKS - 5.79%
 BASF AG ..............................................           60,610            4,777
 Bayer AG * ...........................................          118,010            4,929
 Bayerische Motoren Werke
   Akitengesellshaft * ................................          320,697           14,508
 Celesio AG ...........................................          135,245           12,663
 Deutsche Bank AG .....................................          140,800           15,121
 Deutsche Post AG * ss. ...............................        1,166,635           32,875
 Deutsche Telekom * ...................................          443,000            7,014
 E.ON AG ..............................................          150,032           16,760
 Muenchener Rueckversicherung-Gesellschaft AG .........           23,787            3,230
 Siemens AG ss. .......................................          287,750           26,245
 Volkswagen AG ss. ....................................          311,000           18,442
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           156,564
                                                                             ------------
TOTAL GERMANY .........................................                           156,564
                                                                             ------------
HONG KONG - 1.30%
COMMON STOCKS - 1.30%
 Cheung Kong Holdings Limited .........................          869,000            9,355
 Denway Motors Limited ................................        9,500,000            3,901
 Henderson Land Development Company
   Limited * ..........................................        2,045,000           10,422
 Hutchison Whampoa Limited ............................          207,000            2,122



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
 Swire Pacific Limited ................................          995,500     $      9,289
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            35,089
                                                                             ------------
TOTAL HONG KONG .......................................                            35,089
                                                                             ------------
IRELAND - 1.90%
COMMON STOCKS - 1.90%
 Allied Irish Banks ...................................          280,490            6,336
 Bank of Ireland ......................................          590,800           10,180
 Bank of Ireland ......................................          421,500            7,232
 CRH plc ..............................................          386,670           12,015
 CRH plc ..............................................          186,125            5,767
 Depfa Bank plc .......................................          571,319            9,782
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            51,312
                                                                             ------------
TOTAL IRELAND .........................................                            51,312
                                                                             ------------
ITALY - 3.50%
COMMON STOCKS - 3.50%
 3 Italia SpA, Rights * ...............................              207               --
 Assicurazioni Generali S.p.A. * ......................          191,800            6,631
 Banco Popolare di Verona e Novara Scrl * .............          326,908            7,508
 Enel S.p.A. * ........................................          790,800            6,693
 Eni S.p.A ............................................          829,291           25,072
 Finmeccanica SpA * ...................................          228,260            4,973
 Mediolanum S.p.A. * ss. ..............................          488,900            3,775
 Telecom Italia S.p.A. * ..............................        3,799,889           10,678
 UniCredito Italiano S.p.A. * .........................        4,098,786           29,261
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            94,591
                                                                             ------------
TOTAL ITALY ...........................................                            94,591
                                                                             ------------
JAPAN - 16.13%
COMMON STOCKS - 16.13%
 Acom Company Limited .................................          125,550            7,192
 Canon, Incorporated ..................................          192,200           11,600
 East Japan Railway Company ...........................            1,486           10,324
 Fuji Photo Film Company Limited ......................          119,000            4,078
 Hitachi Limited ......................................          713,000            5,027
 Honda Motor Company Limited ..........................          245,700           13,950
 Hoya Corporation .....................................          334,800           13,414
 Japan Tobacco, Incorporated ..........................              511            7,928
 Kao Corporation ......................................          270,000            7,780
 KDDI Corporation .....................................              532            2,812
 Konica Minolta Holdings, Inc. ........................        1,291,840           14,482
 Kuraray Company Limited * ............................          222,500            2,623
 Mabuchi Motor Company Limited ss. ....................           71,800            3,850
 Minebea Company Limited ..............................        1,098,000            6,580
 Mitsubishi Tokyo Financial Group, Incorporated .......            1,642           23,656
 Murata Manufacturing Company Limited .................          109,800            7,956
 NEC Corporation ......................................          434,000            2,812
 Nidec Corporation ....................................          106,100            9,723
 Nintendo Company Limited .............................           50,400            6,913
 Nippon Express Company ...............................        1,484,500            9,048
 Nippon Telegraph & Telephone Corporation .............              996            4,619
 Nissan Motor Company Limited .........................        1,002,200           11,277
 Nomura Holdings, Incorporated ........................          892,200           17,417
 NTT DoCoMo, Incorporated .............................            3,725            6,033
 Promise Company Limited ..............................          197,050           11,423
 Ricoh Company Limited * ..............................          517,000            8,881
 ROHM Company Limited .................................          103,000           11,134
 Sankyo Company Limited ...............................           66,600            4,332
 Seiko Epson Corporation ..............................          124,000            3,060
 Sekisui House Limited ss. ............................          560,000            8,727
 Shin-Etsu Chemical Company Limited ...................          229,300           13,038
 Shinsei Bank, Limited ................................          984,000            6,560
 Sompo Japan Insurance, Incorporated ..................          392,000            5,574
 Sony Corporation .....................................          356,002           17,299
 Sumitomo Mitsui Financial Group, Incorporated ........            1,141           13,326
 Sumitomo Trust and Banking Company Limited ...........          863,000            9,498
 Takeda Chemical Industries Limited ...................          529,800           29,989
 Takefuji Corporation .................................          373,570           22,483
 TDK Corporation ......................................          106,600            7,715
 Tokyo Gas Company Limited ss. ........................        2,408,000           11,188
 Toyoda Gosei Company Limited .........................          225,988            4,470
 Toyota Motor Corporation .............................          364,300           18,882
 Yamanouchi Pharmaceutical Company Limited ............          296,100           12,242
 Yamato Holding Corporation ...........................          313,000            5,403
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           436,318
                                                                             ------------
TOTAL JAPAN ...........................................                           436,318
                                                                             ------------
MEXICO - 0.20%
COMMON STOCKS - 0.20%
 Telefonos de Mexico, S.A. de C.V., ADR ...............          223,400            5,303
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             5,303
                                                                             ------------
TOTAL MEXICO ..........................................                             5,303
                                                                             ------------
NETHERLANDS - 5.30%
COMMON STOCKS - 5.30%
 ABN AMRO Holding N.V. ................................          368,276           10,226
 Heineken N.V. ........................................          287,800           10,124
 IHC Caland N.V. * ....................................           78,300            7,940
 ING Groep N.V. .......................................          859,014           30,657
 Koninklijke (Royal) Philips Electronics N.V. * .......        1,154,467           38,971
 TPG N.V. .............................................          810,281           26,604
 Unilever N.V. ........................................           78,447            5,505
 VNU N.V. .............................................          196,600            6,587



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES           VALUE
                                                            ------------     ------------
                                                                (DOLLARS IN THOUSANDS)
 Wolters Kluwer N.V. ..................................          300,910     $      6,662
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           143,276
                                                                             ------------
TOTAL NETHERLANDS .....................................                           143,276
                                                                             ------------
NEW ZEALAND - 0.28%
COMMON STOCKS - 0.28%
 Telecom Corporation of New Zealand
   Limited ss. ........................................        1,985,869            7,717
                                                                             ------------
TOTAL COMMON STOCKS ...................................                             7,717
                                                                             ------------
TOTAL NEW ZEALAND .....................................                             7,717
                                                                             ------------
NORWAY - 1.78%
COMMON STOCKS - 1.78%
 DnB Nor ASA ..........................................          853,900            9,563
 Frontline Limited ss. ................................          238,650            9,488
 Statoil ASA ..........................................          392,200           10,789
 Telenor ASA ..........................................        1,828,790           18,349
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            48,189
                                                                             ------------
TOTAL NORWAY ..........................................                            48,189
                                                                             ------------
PORTUGAL - 0.96%
COMMON STOCKS - 0.96%
 Energias de Portugal, S.A. * .........................        2,433,100            8,012
 Portugal Telecom, SGPS, S.A. .........................        1,795,103           18,018
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            26,030
                                                                             ------------
TOTAL PORTUGAL ........................................                            26,030
                                                                             ------------
SINGAPORE - 1.25%
COMMON STOCKS - 1.25%
 Creative Technology Limited ..........................          659,320            5,434
 Development Bank of Singapore Group
   Holdings Limited ...................................        1,701,095           17,286
 Oversea-Chinese Banking Corporation Limited ..........        2,655,960           11,147
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            33,867
                                                                             ------------
TOTAL SINGAPORE .......................................                            33,867
                                                                             ------------
SOUTH KOREA - 3.20%
COMMON STOCKS - 3.20%
 Kookmin Bank, ADR ss. ................................          262,210           20,909
 Korea Electric Power Corporation .....................           86,860            3,737
 LG Electronics, Incorporated .........................           76,760            6,644
 POSCO ................................................           51,125           11,686
 Samsung Electronics Company Limited,
   GDR ** .............................................           22,500            8,618
 Samsung Electronics Company Ltd @ ....................           36,645           28,111
 SK Telecom Company Ltd ...............................           34,976            6,961
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            86,666
                                                                             ------------
TOTAL SOUTH KOREA .....................................                            86,666
                                                                             ------------
SPAIN - 2.17%
COMMON STOCKS - 2.17%
 Banco Bilbao Vizcaya Argentaria, S.A. * ..............          357,400            7,218
 Banco Popular Espanol SA .............................          526,400            6,588
 Banco Santander Central Hispano SA ...................           36,150              520
 Banco Santander Central Hispano SA, GDR ..............          583,044            8,355
 Iberdrola S.A. .......................................          227,197            6,469
 Repsol YPF S.A. ......................................          284,340            7,709
 Telefonica S.A. * ....................................        1,440,047           21,978
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            58,837
                                                                             ------------
TOTAL SPAIN ...........................................                            58,837
                                                                             ------------
SWEDEN - 1.90%
COMMON STOCKS - 1.90%
 Atlas Copco AB .......................................          491,430           11,551
 Autoliv, Incorporated ss. ............................          156,650            7,705
 Electrolux AB ........................................          256,480            6,856
 ForeningsSparbanken AB ...............................          144,600            4,122
 Nordea AB ............................................          641,720            6,909
 Securitas AB .........................................          397,230            7,245
 Volvo AB .............................................          140,410            6,878
                                                                             ------------
TOTAL COMMON STOCKS ...................................                            51,266
                                                                             ------------
TOTAL SWEDEN ..........................................                            51,266
                                                                             ------------
SWITZERLAND - 6.92%
COMMON STOCKS - 6.92%
 Adecco SA ............................................          143,820            8,032
 Ciba Specialty Chemicals Holding,
   Incorporated .......................................          159,700           10,143
 Compagnie Financiere Richemont AG ....................          191,300            8,701
 Credit Suisse Group ..................................          589,085           34,397
 Geberit AG ...........................................            5,938            5,402
 Lonza Group AG .......................................          132,493            8,343
 Nestle SA ............................................           78,110           22,912
 Novartis AG ..........................................          594,330           32,635
 Swiss Reinsurance ....................................          232,040           17,252
 Syngenta AG * ........................................           71,951            9,145
 UBS AG ...............................................           68,050            7,399
 Zurich Financial Services AG .........................          104,100           22,799
                                                                             ------------
TOTAL COMMON STOCKS ...................................                           187,160
                                                                             ------------
TOTAL SWITZERLAND .....................................                           187,160
                                                                             ------------
UNITED KINGDOM - 22.91%
COMMON STOCKS - 22.91%
 Alliance Unichem plc .................................          409,450            6,137
 AMVESCAP plc .........................................          353,530            3,230
 Anglo American PLC ...................................          221,595            8,515
 Aviva plc ............................................          902,640           11,570
 BAA plc ..............................................          698,207            7,763
 BAE Systems plc ......................................        4,609,540           34,196



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

                                                               SHARES             VALUE
                                                            ------------      ------------
                                                                 (DOLLARS IN THOUSANDS)
 Barclays plc .........................................        1,252,400      $     13,390
 Barratt Development plc ..............................          567,300            10,067
 Boots Group PLC * ss. ................................          637,725             7,215
 BP plc ...............................................        2,757,820            33,166
 British American Tobacco Industries plc ..............          847,808            19,110
 British Sky Broadcasting Group plc ...................          786,860             6,803
 BT Group plc .........................................        1,602,643             5,859
 Cadbury Schweppes plc ................................        1,838,870            18,058
 Centrica plc .........................................        4,186,095            19,865
 Compass Group plc ....................................        3,539,535            13,963
 Diageo plc ...........................................        1,268,243            18,873
 Drax Group PLC * .....................................          300,300             3,291
 GKN plc ..............................................        1,597,018             8,438
 GlaxoSmithKline plc ..................................        1,986,880            50,828
 HBOS plc .............................................          551,875             9,705
 HBSC Holdings plc ....................................          297,600             4,984
 HSBC Holdings plc * ..................................          580,469             9,645
 Imperial Tobacco Group plc ...........................          344,340            10,242
 J. Sainsbury plc .....................................        1,377,134             7,374
 Kingfisher plc .......................................        2,199,968             9,295
 Marks and Spencer Group plc ..........................        1,358,500            11,745
 National Grid plc ....................................        1,356,178            13,885
 Pearson plc * ........................................          476,710             6,174
 Prudential plc .......................................        1,036,550            10,511
 Rentokil Initial plc .................................        1,495,670             4,304
 Reuters Group plc ....................................        1,184,372             9,234
 Rolls-Royce plc ......................................        1,128,050             8,710
 Royal Bank of Scotland Group plc .....................        1,627,632            50,383
 Royal Dutch Shell plc, ADR ...........................           13,600               926
 Royal Dutch Shell plc, B Shares ......................          801,629            28,750
 Royal Dutch Shell plc, A Shares ......................          813,214            27,689
 Shire PLC * ..........................................          378,040             6,070
 Smiths Group plc .....................................          455,630             8,041
 Standard Chartered plc ...............................          184,450             4,578
 Tate & Lyle plc ......................................          994,477            10,190
 TI Automotive * # ....................................          681,500                --
 Unilever plc .........................................        1,883,221            19,800
 Vodafone Group plc ...................................       18,589,337            39,023
 Yell Group plc .......................................          843,830             7,997
                                                                              ------------
TOTAL COMMON STOCKS ...................................                            619,592
                                                                              ------------
TOTAL UNITED KINGDOM ..................................                            619,592
                                                                              ------------
UNITED STATES - 0.11%
COMMON STOCKS - 0.11%
 News Corporation .....................................          189,580             2,988
                                                                              ------------
TOTAL COMMON STOCKS ...................................                              2,988
                                                                              ------------
TOTAL UNITED STATES ...................................                              2,988
                                                                              ------------
SHORT TERM INVESTMENTS - 9.77%
 American Beacon Enhanced Cash Trust,
    + ++ ..............................................       72,179,722            72,180
 American Beacon Money Market Select Fund,
    + ++ ..............................................      192,151,004           192,151
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS ..........................                            264,331
                                                                              ------------
TOTAL INVESTMENTS 102.76% - (COST $2,150,192) .........                          2,779,362
LIABILITIES, NET OF OTHER ASSETS - (2.76%) ............                            (74,522)
                                                                              ------------
TOTAL NET ASSETS - 100.00% ............................                       $  2,704,840
                                                                              ============



                             See accompanying notes

AMERICAN BEACON MASTER TRUST INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2006 (UNAUDITED)

----------

# Valued at fair value pursuant to procedures approved by the Board of Trustees.

*     Non-income producing security.

ss.   All or a portion of this security is on loan at January 31, 2006.

+     The Fund/Trust is affiliated by having the same investment advisor.

++ All or a portion of this security is purchased with cash collateral for securities loaned.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,618 or 0.32% of net assets.

@ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

At January 31, 2006 the aggregate cost of investments for federal income tax purposes is $ 2,163,669 and the net unrealized appreciation of investments based on that cost is $ 615,693 which is comprised of $ 650,726 aggregate gross unrealized appreciation and $ 35,033 aggregate gross unrealized depreciation.

FUTURES CONTRACTS

                                                                                                  Unrealized
                                        No. of           Expiration            Market            Appreciation/
           Issuer                      Contracts             Date               Value            (Depreciation)
           ------                      ---------         ----------        ---------------     ----------------
France CAC 40 Index                            304              Mar-06     $    18,350,301     $       780,975
Germany DAX Index                               77              Mar-06          13,315,721             679,841
UK FTSE 100 Index                              453              Mar-06          46,235,170           1,223,146
Hang Seng Index                                 32              Feb-06           3,271,902              70,908
Italy MIB 30 Index                              33              Mar-06           7,366,014             236,968
Tokyo FE TOPIX Index                           334              Mar-06          48,845,326           2,482,594
Spain IBEX 35 Index                             53              Feb-06           7,138,576             162,370
Sweden OMX Index                               360              Feb-06           4,554,897             147,285
Canada S&PCDA 60 Index                         125              Mar-06          14,740,226             792,006
Australia SPI Index                            109              Mar-06          10,149,974             520,478
Netherlands 200 AEX Index                       59              Feb-06           6,459,394             178,283
                                                                           ---------------     ---------------
                                                                           $   180,427,501     $     7,274,854
                                                                           ===============     ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


CONTRACTS TO DELIVER
(AMOUNTS IN THOUSANDS)                     SETTLEMENT         MARKET        UNREALIZED
                                              DATE            VALUE         GAIN/(LOSS)
                                          -------------     ----------     ------------
   11,326     Australian Dollar             3/16/2006       $    8,578     $        122
   16,324     Canadian Dollar               3/16/2006           14,349              238
   17,377     Swiss Franc                   3/16/2006           13,653              257
   41,228     Euro Currency                 3/16/2006           50,230              966
   25,571     Pound Sterling                3/16/2006           45,496              714
 5,624,830    Japanese Yen                  3/16/2006           48,220              215
   34,261     Swedish Krona                 3/16/2006            4,526              155
                                                            ----------     ------------
Total contracts to deliver
(Receivable amount $187,719)                                $  185,052     $      2,667
                                                            ==========     ============



                             See accompanying notes

CONTRACTS TO RECEIVE

(AMOUNTS IN THOUSANDS)                     SETTLEMENT         MARKET        UNREALIZED
                                              DATE            VALUE         GAIN/(LOSS)
                                          -------------     ----------     ------------
    2,236     Australian Dollar             3/16/2006       $    1,694     $        (71)
    2,885     Canadian Dollar               3/16/2006            2,536              (58)
    2,650     Swiss Franc                   3/16/2006            2,082              (49)
    7,500     Euro Currency                 3/16/2006            9,138             (205)
    4,600     Pound Sterling                3/16/2006            8,184             (211)
 1,016,000    Japanese Yen                  3/16/2006            8,710              105
    6,000     Swedish Krona                 3/16/2006              793              (37)
                                                            ----------     ------------
Total contracts to receive
(Payable amount $32,611)                                    $   33,137     $       (526)
                                                            ==========     ============
Net Currency Flux                                                          $      2,141
                                                                           ============



Industry Diversification

	                                Percent of Net Assets
                                        ---------------------
Consumer Discretionary	                       12.46%
Consumer Staples	                        6.80%
Energy	                                        8.00%
Financials	                               25.28%
Health Care	                                7.45%
Industrials	                               10.64%
Information Technology	                        5.21%
Materials	                                5.40%
Short-Term Investments	                        9.77%
Telecommunications Services	                7.61%
Utilities	                                4.14%
Liabilities, Net of Other Assets	       -2.76%
	                                   ----------
					      100.00%
                                           ==========


                             See accompanying notes

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgement involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

   Securities Lending

         The funds may lend securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

         Risks to the Portfolio in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MASTER TRUST

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: March 31, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: March 31, 2006
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: March 31, 2006
      ------------------